Derivative Financial Instruments - Schedule of Fair Value Assumptions Related to Option Issued (Details)	9 Months Ended
Sep. 30, 2019 USD ($) Vehicle
Derivative liabilities	$ 246,414
Expected Dividend Yield [Member]
Derivative liabilities, measurement input | Vehicle	0
Convertible Note [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative liabilities
Convertible Note [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative liabilities
Convertible Note [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liabilities	$ 246,414
Convertible Note [Member] | Expected Dividend Yield [Member]
Derivative liabilities, measurement input	0.000
Convertible Note [Member] | Risk Free Interest Rate [Member] | Minimum [Member]
Derivative liabilities, measurement input	0.0175
Convertible Note [Member] | Risk Free Interest Rate [Member] | Maximum [Member]
Derivative liabilities, measurement input	0.0244
Convertible Note [Member] | Volatility [Member] | Minimum [Member]
Derivative liabilities, measurement input	1.02
Convertible Note [Member] | Volatility [Member] | Maximum [Member]
Derivative liabilities, measurement input	1.37
Convertible Note [Member] | Expected Term [Member]
Derivative liabilities, expected term	1 year